Capital Stock, Stock Awards, and Stock Options (Narrative) (Details)		1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Jul. 01, 2015 USD ($)	Jan. 31, 2018 $ / shares	Feb. 23, 2018 shares	Dec. 31, 2015 USD ($) employee shares	Jun. 30, 2015 USD ($) employee shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 09, 2017 shares	Sep. 30, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of shares repurchased by company | $						$ 50,770,000	$ 108,948,000	$ 22,979,000
Shares subject to award outstanding						51,575	67,225
Number of shares forfeited due to modification						2,600
Number of shares awarded in 2018						15,543
Exercised, Number of Shares						3,476
Number of shares granted						2,000
Stock options outstanding						185,520	186,996
Dividends declared per common share | $ / shares						$ 5.08	$ 4.84	$ 9.10
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares excluded from earnings per share						5,250	5,450	6,250
Kaplan Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised, Number of Shares						0	0	0
Number of shares granted						0	0	2,500
Stock options outstanding						0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares excluded from earnings per share						104,000	102,000	102,000
Senior Manager [Member] | Kaplan Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years
Maximum [Member] | Kaplan Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						5 years
Minimum [Member] | Kaplan Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years
Education [Member] | Kaplan Stock Option and Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $						$ 1,200,000	$ 600,000	$ (1,800,000)
Accrual balance related to stock based compensation | $						10,800,000
Stock compensation payouts | $						$ 0	$ 0	$ 0
Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Right to elect Board of Directors percentage						30.00%
Shares repurchased by company						88,361	229,498	46,226
Cost of shares repurchased by company | $						$ 50,800,000	$ 108,900,000	$ 23,000,000
Number of shares authorized to be repurchased									500,000
Number of shares authorized to be repurchased remaining under previous authorization									163,237
Authorized shares remaining for repurchase						472,678
Market value of company's stock | $ / shares						$ 558.35
Class B Common Stock [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares affected by modification of terms				9,800
Number of employees affected by modification of terms of share awards | employee				1
Number of share awards with accelerated vesting				9,412
Number of shares forfeited due to modification				388
Share awards outstanding, restriction will lapse in 2018						14,100
Share awards outstanding, restriction will lapse in 2019						22,675
Share awards outstanding, restriction will lapse in 2020						250
Share awards outstanding, restriction will lapse in 2021						14,550
Stock-based compensation expense | $						$ 8,100,000	11,000,000	25,300,000
Total unrecognized compensation expense | $						$ 10,200,000
Years over which cost expected to be recognized						1 year 4 months 15 days
Class B Common Stock [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $						$ 2,000,000	$ 2,400,000	$ 22,900,000
Total unrecognized compensation expense | $						$ 6,400,000
Years over which cost expected to be recognized						3 years 2 months 12 days
Options outstanding exercisable now						128,394
Options outstanding exercisable in 2018						17,332
Options outstanding exercisable in 2019						17,333
Options outstanding exercisable in 2020						17,334
Options outstanding exercisable in 2021						4,459
Options outstanding exercisable in 2022						333
Options outstanding exercisable in 2023						335
Intrinsic value of options outstanding | $						$ 19,300,000
Intrinsic value of options exercisable | $						19,300,000
Intrinsic value of options unvested | $						$ 0
Options unvested, shares						57,126	72,124
Options unvested, average exercise price | $ / shares						$ 770.67	$ 761.30
Options unvested, weighted average remaining contractual term, years						7 years 2 months 12 days	8 years 1 month 6 days
Exercised, Number of Shares						3,476	4,726	40,527
Intrinsic value of options exercised | $						$ 700,000	$ 1,200,000	$ 19,500,000
Tax benefit from stock option exercises | $						$ 300,000	$ 500,000	$ 7,800,000
Number of shares granted							0
Weighted average fair value, granted options | $ / shares						$ 120.47		$ 155.00
Class B Common Stock [Member] | Subsequent Event [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares awarded in 2018			200
Class B Common Stock [Member] | Discontinued Operations [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental stock compensation expense, net of forfeitures, due to modification | $				$ 6,000,000
Class B Common Stock [Member] | 2003 Employee Stock Option Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for stock awards granted under the plan						1,900,000
Shares reserved for issuance						79,589
Class B Common Stock [Member] | 2003 Employee Stock Option Plan [Member] | Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						10 years
Class B Common Stock [Member] | 2003 Employee Stock Option Plan [Member] | Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years
Class B Common Stock [Member] | 2012 Incentive Compensation Plan [Member] | Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for stock awards granted under the plan					500,000					772,588
Individual award limit authorization					50,000					77,258
Shares reserved for issuance						589,483
Shares subject to award outstanding						157,506
Shares available for future awards						431,977
Class B Common Stock [Member] | 2012 Incentive Compensation Plan [Member] | 2017 and 2015 Options Granted [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						6 years		6 years
Class B Common Stock [Member] | 2012 Incentive Compensation Plan [Member] | Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						10 years
Class B Common Stock [Member] | 2012 Incentive Compensation Plan [Member] | Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years
Kaplan Restricted Stock [Member] | Senior Manager [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares subject to award outstanding						7,206
Kaplan Restricted Stock [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of company common stock | $ / shares		$ 1,500
Kaplan Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of company common stock | $ / shares								$ 1,180
Cable Spin-Off [Member] | Class B Common Stock [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares affected by modification of terms					10,830
Number of share awards with accelerated vesting					6,324
Number of shares forfeited due to modification					4,506
Cable Spin-Off [Member] | Class B Common Stock [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental stock compensation expense, net of forfeitures, due to modification | $	$ 23,500,000
Cable Spin-Off [Member] | Class B Common Stock [Member] | Discontinued Operations [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental stock compensation expense, net of forfeitures, due to modification | $					$ 3,700,000
Cable Spin-Off [Member] | Class B Common Stock [Member] | Cable [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees affected by modification of terms of share awards | employee					21
Cable Spin-Off [Member] | July 2015 through December 2018 [Member] | Class B Common Stock [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental stock compensation expense, net of forfeitures, due to modification | $	4,700,000
Cable Spin-Off [Member] | July 2015 through December 2018 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental stock compensation expense, net of forfeitures, due to modification | $	3,000,000
Exercise Price Above Fair Market Value Of Common Stock [Member] | Class B Common Stock [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted						2,000
Exercise Price Above Fair Market Value Of Common Stock [Member] | After Spin-Off of Cable ONE [Member] | Class B Common Stock [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted								24,742
Corporate office [Member] | Cable Spin-Off [Member] | Q3 2015 [Member] | Class B Common Stock [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental stock compensation expense, net of forfeitures, due to modification | $	$ 18,800,000